CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net loss	$ (332,792)	$ (884,600)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of financial instrument	1,618,234
Change in fair value of financial instruments	(548,100)	(114,077)
Amortization of discount on note payable	7,000	74,568
Amortization of right-of-use assets	3,540
Stock based compensation	31,989	0
Depreciation and amortization	2,091	204
Allowance for expected credit losses	21,428	22,718
Deferred tax asset and liabilities	(2,336,506)	(357,236)
Changes in operating assets and liabilities:
Accounts receivable	216,774	(107,254)
Prepaids and other current assets	(16,208)	51,920
Accounts payable and accrued liabilities	(1,582,393)	931,711
Right-of-use liabilities	5,526
Deferred revenue	220,968	(223,631)
Due to related party	(210,697)	131,034
Net cash used in operating activities	(2,594,214)	(474,643)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(45,513)	(2,690)
Net cash used in investing activities	(16,390)	(2,690)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Quantum Convertible Note	2,700,000
Proceeds from note payable		200,000
Proceeds from loan payable, related party		120,000
Repayment on factoring payable	(10,941)
Repayment on Encompass Purchase Liability	(1,030)
Repayment on advances from related party	(47,800)
Repayment on Extension Note	(365,750)
Net cash provided by financing activities	3,597,841	320,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	987,237	(157,333)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	118,734	230,664
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,105,971	$ 73,331
Supplemental disclosure of cash flow information
Cash paid for income taxes	2,772
Non-cash investing and financing activities:
Net liabilities assumed in reverse merger	(18,704,806)
Shares issued to DHAC Sponsor group for debt settled	1,268,000
Shares issued to A.G.P. Underwriter	4,370,000
Shares issued to VSee debt holders	1,310,710
Quantum Convertible Note
Adjustments to reconcile net loss to net cash used in operating activities:
Original issued discount and interest accrued on Quantum Convertible Note	304,932
iDoc
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in Business Combination	29,123
Non-cash investing and financing activities:
Fair value of shares issued in iDoc acquisition	68,907,052
Acquisition of non-controlling interest in TAD	325,279
DHAC
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from reverse recapitalization with DHAC	$ 1,323,362